Note 4 - Segment and Revenue Information - Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Revenue	$ 250,991	$ 165,056	$ 177,078
Customer group 1 [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	128,650	76,184	74,572
Customer group 2 [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	18,494	16,281	17,758
Ireland [member]
Statement Line Items [Line Items]
Revenue	126,837	80,059	81,637
Singapore 1 [member]
Statement Line Items [Line Items]
Revenue	24,440	5,901	2,335
Russia 1 [member]
Statement Line Items [Line Items]
Revenue	16,156	15,239	17,265
Other geographical areas [member]
Statement Line Items [Line Items]
Revenue	$ 83,558	$ 63,857	$ 75,841